IFRS 7 Disclosures - Summary of Potential Impact to MLI's LICAT Total Ratio Resulting from Changes in Public Equity Market Values (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary Of Detailed Information About Potential Impact To MliS Licat Total Ratio Resulting From Changes In Public Equity Market Values [Abstract]
Interval percentage of which impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities	5.00%	5.00%